Redeemable noncontrolling interests	12 Months Ended
Dec. 31, 2017
Redeemable noncontrolling interests
Redeemable noncontrolling interests
19.	Redeemable noncontrolling interests

	2016	2017
	RMB	RMB

Balance as of January 1	1,697,718	3,939,646
Issuance of shares of the Group’s subsidiaries	2,036,641	1,353,293
Conversion of redeemable noncontrolling interests to ordinary shares	-	(5,323,103)
Accretion to redeemable noncontrolling interests	205,287	332,117

	3,939,646	301,953

In 2015, 2016 and 2017, Yixin issued redeemable convertible preference shares to JD and other third-party investors. The redeemable convertible preference shares contain conversion features and redemption features. The Group records accretion of redemption value in accordance with ASC 480 “Distinguishing Liabilities from Equity”. The Group elects to use the effective interest method for the changes of redemption value over the period from the date of issuance to the earliest redemption date of the noncontrolling interests.

Upon completion of Yixin’s IPO on November 16, 2017, all the redeemable convertible preference shares were automatically converted into ordinary shares of Yixin. As a result, the Group held 45.2% of the outstanding ordinary shares of Yixin. However, through the voting proxy agreement that the Group entered into with JD and another shareholder, the Group is able to control Yixin by gaining the simple majority of the voting rights in Yixin’s shareholders’ meeting immediately after the IPO. Accordingly, the Group continues to consolidate the operations and the financial results of Yixin and provide for noncontrolling interests reflecting ordinary shares in Yixin held by shareholders other than the Group in the consolidated financial statements. The Group recognized a one-time credit to additional paid-in capital of RMB2.37 billion in shareholders’ equity in the consolidated balance sheets to reflect the increase in the value of the Group’s equity in Yixin that resulted from the completion of Yixin’s IPO and conversion of redeemable convertible preference shares.

In 2017, one subsidiary of the Group issued ordinary shares with redemption features to certain third-party investors. The Group classifies redeemable noncontrolling interests as mezzanine equity and records accretion of redemption value in accordance with ASC 480 “Distinguishing Liabilities from Equity”. The Group elects to use the effective interest method for the changes of redemption value over the period from the date of issuance to the earliest redemption date of the noncontrolling interests.